SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Property and Equipment) (Details) - USD ($)	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Construction in process - extraction facilities		$ 110,699	$ 832,697
Extraction facility and laboratory equipment, and office furniture and fixtures		1,424,589	239,206
Accumulated amortization and depreciation		(91,524)	(39,385)	0
Cultivation facility and laboratory equipment and Office furniture and fixtures		1,333,065	199,821
Equipment [Member] | Colorado Extraction Facility [Member]
Property, Plant and Equipment [Line Items]
Construction in process - extraction facilities			647,947
Equipment [Member] | Colorado Extraction Facility [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Construction in process - extraction facilities
Leasehold Improvements [Member] | Colorado Extraction Facility [Member]
Property, Plant and Equipment [Line Items]
Construction in process - extraction facilities
Extraction facility and laboratory equipment, and office furniture and fixtures		2,000	2,000
Leasehold Improvements [Member] | Colorado Extraction Facility [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Construction in process - extraction facilities
Leasehold Improvements - Cultivation [Member] | Jamaica Cultivation and Extraction Facility [Member]
Property, Plant and Equipment [Line Items]
Construction in process - extraction facilities		110,699	109,750
Leasehold Improvements - Cultivation [Member] | Jamaica Cultivation and Extraction Facility [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Construction in process - extraction facilities
Leasehold Improvements - Laboratory [Member] | Jamaica Cultivation and Extraction Facility [Member]
Property, Plant and Equipment [Line Items]
Construction in process - extraction facilities			75,000
Golden, Colorado Hemp Laboratory - Equipment [Member]
Property, Plant and Equipment [Line Items]
Extraction facility and laboratory equipment, and office furniture and fixtures		39,944	34,651
Golden, Colorado Hemp Laboratory - Equipment [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Extraction facility and laboratory equipment, and office furniture and fixtures
Furniture and Fixtures [Member] | Colorado Extraction Facility [Member]
Property, Plant and Equipment [Line Items]
Extraction facility and laboratory equipment, and office furniture and fixtures		46,849	21,668
Furniture and Fixtures [Member] | Colorado Extraction Facility [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Extraction facility and laboratory equipment, and office furniture and fixtures
Transportation Equipment [Member] | Colorado Extraction Facility [Member]
Property, Plant and Equipment [Line Items]
Extraction facility and laboratory equipment, and office furniture and fixtures		81,667	81,667
Transportation Equipment [Member] | Colorado Extraction Facility [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Extraction facility and laboratory equipment, and office furniture and fixtures
Remote Laboratory Equipment [Member] | Colorado Extraction Facility [Member]
Property, Plant and Equipment [Line Items]
Extraction facility and laboratory equipment, and office furniture and fixtures		99,220	99,220
Remote Laboratory Equipment [Member] | Colorado Extraction Facility [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Extraction facility and laboratory equipment, and office furniture and fixtures
Equipment and machinery at Weldona extraction facility [Member]
Property, Plant and Equipment [Line Items]
Extraction facility and laboratory equipment, and office furniture and fixtures		$ 1,154,909